Business Combinations - Assets Acquired (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 17, 2021	Apr. 02, 2022	Jan. 01, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets	$ 4,200
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Average remaining life in years			11 years	11 years
Access Control Technologies, LLC | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired	1,450
Access Control Technologies, LLC | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired	$ 2,470
Average remaining life in years	15 years
Access Control Technologies, LLC | Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired	$ 280
Average remaining life in years	3 months
DBCI, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 50,300
DBCI, LLC | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired		20,850
DBCI, LLC | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired		$ 26,320
Average remaining life in years		10 years
DBCI, LLC | Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived assets acquired		$ 3,130
Average remaining life in years		4 months